Other Expense, Net (Tables)	9 Months Ended
Sep. 30, 2026
Other Income and Expenses [Abstract]
Schedule of Summary of Other expense, net

A summary of the amounts recorded in "Other expense, net" is as follows:

	For the three months ended September 30,		For the nine months ended September 30,
	2026	2025	2026	2025
Foreign exchange loss	$(386)	$(1,265)	$(1,166)	$(6,668)
Fair value gain / (loss) on contingent consideration	161	672	(395)	488
Gain / (loss) on derivative instruments (1)	1,336	222	3,607	(1,435)
Fair value (loss) / gain on warrant liability (2)	—	(108)	—	404
Debt refinancing third-party fees (3)	(14,987)	—	(14,987)	—
Other (expense) / income (4)	(338)	(129)	(767)	712
Other expense, net	$(14,214)	$(608)	$(13,708)	$(6,499)

(1)
In the nine months ended September 30, 2025 the Company entered into additional derivative financial instrument arrangements to mitigate interest risk on its variable-rate debt (See Note 8).
(2)
The Warrants represent the right to purchase one share of the Company's common shares at a price of $138.00 per share. The Warrants became exercisable on August 21, 2021 and expired in March 2026 on the fifth anniversary of the Transaction. The Company accounted for the warrants as derivative liabilities. The Warrants were initially recorded at fair value based on the public Warrants listed trading price and subsequently remeasured at the balance sheet date with the changes in fair value recognized in the unaudited condensed consolidated statements of comprehensive loss. As of December 31, 2025 the fair value of the warrant liability was immaterial.
(3)
For the three and nine months ended September 30, 2026, this primarily relates to third-party fees incurred in connection with the Refinancing Transaction completed in August 2026 (Note 7).
(4)
For the three and nine months ended September 30, 2026 and 2025, this primarily relates to banking fees and interest income earned on cash and cash equivalents, while the nine months ended September 30, 2025 also includes income received from a relocation grant.